AMOUNTS PAYABLE AND OTHER LIABILITIES (Tables)	12 Months Ended
Jul. 31, 2023
Disclosure of information about amounts payable
	July 31, 2023	July 31, 2022
Amounts payable	$23,121	$170,736
Accrued liabilities	-	17,399
	$23,121	$188,135